UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5269

                                Brazil Fund, Inc.
                                -----------------
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
               (Address of principal executive offices) (Zip code)


                                  Charles Rizzo
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-3488
                                                     --------------

Date of fiscal year end:  06/30
                          -----

Date of reporting period: 3/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

The Brazil Fund, Inc.
Investment Portfolio as of March 31, 2005 (unaudited)
-------------------------------------------------------------------------------------------------------------------

                                                                                 Shares                   Value ($)
                                                                        -------------------------------------------
Equity Securities 97.2%
Consumer Discretionary 1.0%
Textiles, Apparel & Luxury Goods
Grendene SA*                                                                    200,000                  1,595,506
Sao Pau Alpargatas SA (Preferred)                                            32,579,600                  4,197,521
                                                                                                        ----------
                                                                                                         5,793,027

Consumer Staples 15.7%
Beverages 7.0%
Companhia de Bebidas das Americas (Preferred)                               144,207,965                 41,750,096
                                                                                                        ----------
Food & Staples Retailing 1.9%
Companhia Brasileira de Distribuicao Grupo Pao de
Acucar (Preferred)                                                          540,916,400                 11,446,358
                                                                                                        ----------
Food Products 2.8%
Sadia SA (Preferred)                                                         10,198,045                 16,843,962
                                                                                                        ----------
Personal Products 0.5%
Natura Cosmeticos SA                                                            119,600                  3,252,045
                                                                                                        ----------
Tobacco 3.5%
Souza Cruz SA (Voting)                                                        1,735,943                 20,805,310
                                                                                                        ----------
Energy 11.1%
Oil & Gas
Petroleo Brasileiro SA (Preferred)                                            1,711,658                 66,126,413
                                                                                                        ----------
Financials 17.1%
Banks 16.7%
Banco Bradesco SA (Preferred)                                                   948,029                 27,446,682
Banco Itau Holding Financeira SA (Preferred)                                    444,049                 72,345,062
                                                                                                        ----------
                                                                                                        99,791,744

Insurance 0.4%
Porto Seguro SA*                                                                300,000                  2,697,753
                                                                                                        ----------
Health Care 0.4%
Health Care Equipment & Supplies
Diagnosticos da Amercia*                                                        230,700                  2,332,921
                                                                                                        ----------
Industrials 11.0%
Aerospace & Defense 1.9%
Empresa Brasileira de Aeronautica SA (Preferred)                              1,498,932                 11,705,143
                                                                                                        ----------
Airlines 0.6%
Gol-Linhas Aereas Inteligentes SA (Preferred)*                                  277,184                  3,555,637
                                                                                                        ----------
Electrical Equipment 6.4%
Weg SA (Preferred)                                                           14,356,500                 38,176,461
                                                                                                        ----------
Road & Rail 1.0%
All America Latina Logistica (Preferred) (b)                                    834,000                  4,576,067
All America Latina Logistica (Preferred)* (b)                                    52,100                  1,434,214
                                                                                                        ----------
                                                                                                         6,010,281
Transportation Infrastructure 1.1%
Companhia de Concessoes Rodoviarias                                             324,000                  6,454,517
                                                                                                        ----------
Materials 28.5%
Chemicals 0.5%
Braskem SA "A" (Preferred)*                                                  75,638,600                  3,067,754
                                                                                                        ----------
Metals & Mining 21.4%
Caemi Mineracao e Metalurgica SA (Voting)*                                   14,490,500                 13,459,341
Companhia Siderurgica Nacional SA (Voting)                                    1,205,800                 28,586,944
Companhia Vale do Rio Doce SA "A" (Preferred)**                               2,030,812                 54,611,349
Companhia Vale do Rio Doce SA (Preferred)*                                      922,104                     10,361
Gerdau SA (Preferred)                                                         1,459,360                 24,213,351
Usinas Siderurgicas de Minas Gerais SA "A" (Preferred)                          325,600                  7,011,985
                                                                                                        ----------
                                                                                                       127,893,331

Paper & Forest Products 6.6%
Aracruz Celulos SA "B" (Preferred)                                            5,109,599                 18,256,769
Klabin SA (Preferred)                                                         1,364,000                  2,258,008
Votorantim Celulose e Papel SA (Preferred)                                    1,434,500                 18,643,127
                                                                                                        ----------
                                                                                                        39,157,904

Telecommunication Services 6.4%
Diversified Telecommunication Services 2.9%
Brasil Telecom Participacoes SA (Preferred)                               1,184,456,600                  7,696,750
Brasil Telecom SA (Preferred)                                             1,132,078,868                  4,600,395
Telemar Norte Leste SA "A" (Preferred)                                          219,434                  5,095,471
                                                                                                        ----------
                                                                                                        17,392,616

Wireless Telecommunication Services 3.5%
Tele Centro Oeste Celular Participacoes SA (Preferred)*                   1,055,043,926                  3,477,298
Tele Norte Leste Participacoes SA                                                    49                        929
Tele Norte Leste Participacoes SA (Preferred)                                   848,205                 13,088,407
Telesp Celular Participacoes SA (Preferred)*                              1,778,685,780                  4,250,193
                                                                                                        ----------
                                                                                                        20,816,827

Utilities 6.0%
Electric Utilities 4.6%
Centrais Eletricas Brasileiras SA "B" (Preferred)                           380,000,000                  4,867,416
Companhia Energetica de Minas Gerais SA (Preferred)                         842,171,369                 19,398,329
Companhia Paranaense de Energia-Copel "B" (Preferred)                       645,166,700                  3,022,860
                                                                                                        ----------
                                                                                                        27,288,605

Multi-Utilities & Unregulated Power 0.5%
Ultrapar Participacoes SA (Preferred)                                       199,810,200                  3,216,420
                                                                                                        ----------
Water Utilities 0.9%
Companhia Saneamento Basico do Sao Paulo SA (Voting)                        106,400,000                  5,190,487
                                                                                                        ----------

Total Equity Securities (Cost $187,321,191)                                                            580,765,612
                                                                                                       -----------
Rights 0.0%
Telecommunication Services
Diversified Telecommunication Services
Brasil Telecom*                                                              24,772,403                     92,781
(Cost $0)                                                                                               ----------

Cash Equivalents 0.8%
Scudder Cash Management QP Trust, 2.69% (a)
(Cost $4,362,891)                                                             4,362,891                  4,362,891
                                                                                                       ----------

                                                                                   % of
                                                                             Net Assets                   Value ($)

Total Investment Portfolio  (Cost $191,684,082)                                    98.0                585,221,284
Other Assets and Liabilities, Net                                                   2.0                 12,217,056
                                                                                                       -----------
Net Assets                                                                        100.0                597,438,340
                                                                                                       ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

** These shares have limited voting rights.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Affiliated issuer. An affiliated issuer is a company in which the Fund has ownership of at least 5% of the voting securities. A summary of the Fund's transactions during the three months ended March 31, 2005 with companies which are or were affiliates is as follows:


                             Common/ Realized
                                 Preferred     Purchase       Sales          Gain/       Dividend
Affiliate                         Shares        Cost($)      Cost($)       (Loss)($)    Income($)+         Value($)
-------------------------------------------------------------------------------------------------------------------
All America Latina
Logistica (Preferred)              834,000      1,364,179           -              -        44,244     4,576,067
-------------------------------------------------------------------------------------------------------------------
All America Latina
Logistica (Preferred)               52,100      1,374,920           -              -            -      1,434,213
-------------------------------------------------------------------------------------------------------------------
                                                2,739,099           -              -        44,244     6,010,280
-------------------------------------------------------------------------------------------------------------------

+ Net of foreign taxes withheld.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                               The Brazil Fund, Inc.


By:                                       /s/Julian Sluyters
                                          --------------------------------------
                                          Julian Sluyters
                                          Chief Executive Officer

Date:                                     May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                                The Brazil Fund, Inc.

By:                                       /s/Julian Sluyters
                                          --------------------------------------
                                          Julian Sluyters
                                          Chief Executive Officer

Date:                                     May 26, 2005



By:                                       /s/Paul Schubert
                                          --------------------------------------
                                          Paul Schubert
                                          Chief Financial Officer

Date:                                     May 26, 2005